Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The Company’s financial assets and liabilities at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$247,038	$-	$-
Total assets measured at fair value	$247,038	$-	$-

Liabilities:
Public warrant liability	$38,291	$-	$-
Private placement warrant liability	-	25,253	-
Total liabilities measured at fair value	$38,291	$25,253	$-

	December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$314,747	$-	$-
Total assets measured at fair value	$314,747	$-	$-

Liabilities:
Public warrant liability	$34,151	$-	$-
Private placement warrant liability	-	23,911	-
Total liabilities measured at fair value	$34,151	$23,911	$-

The Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 were as follows (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$314,747	$-	$-
Total assets measured at fair value	$314,747	$-	$-

Liabilities:
Public warrant liability	$34,151	$-	$-
Private placement warrant liability	-	23,911	-
Total liabilities measured at fair value	$34,151	$23,911	$-